Loans	6 Months Ended
Jun. 30, 2011
Loans [Abstract]
LOANS
LOANS
Loan accounting framework
The accounting for a loan depends on management’s strategy for the loan, and on whether the loan was credit-impaired at the date of acquisition. The Firm accounts for loans based on the following categories:

•	Originated or purchased loans held-for-investment (i.e., “retained”), other than purchased credit-impaired (“PCI”) loans

•	Loans held-for-sale

•	Loans at fair value

•	PCI loans held-for-investment
For a detailed discussion of loans, including accounting policies, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report. See Note 4 on pages 114–116 of this Form 10-Q for further information on the Firm’s elections of fair value accounting under the fair value option. See Note 3 on pages 102–114 of this Form 10-Q for further information on loans carried at fair value and classified as trading assets.
Loan portfolio
The Firm’s loan portfolio is divided into three portfolio segments, which are the same segments used by the Firm to determine the allowance for loan losses: Wholesale; Consumer, excluding credit card; and Credit card. Within each portfolio segment, the Firm monitors and assesses the credit risk in the following classes of loans, based on the risk characteristics of each loan class:

Wholesale(a)	Consumer, excluding credit card(b)	Credit card
• Commercial and industrial • Real estate • Financial institutions • Government agencies • Other
Residential real estate – excluding PCI
• Home equity – senior lien
• Home equity – junior lien
• Prime mortgage, including option adjustable-rate mortgages (“ARMs”)
• Subprime mortgage
Other consumer loans
• Auto(c)
• Business banking(c)
• Student and other
Residential real estate – PCI
• Home equity
• Prime mortgage
• Subprime mortgage
• Option ARMs
• Chase, excluding accounts originated by Washington Mutual • Accounts originated by Washington Mutual

(a)	Includes loans reported in IB, Commercial Banking (“CB”), Treasury & Securities Services (“TSS”), Asset Management (“AM”)
and Corporate/Private Equity segments.

(b)	Includes loans reported in RFS, auto and student loans reported in Card Services & Auto ("Card"), and residential real estate loans reported in the Corporate/Private Equity segment.

(c)
Includes auto and business banking risk-rated loans that apply the wholesale methodology for determining the allowance for loan losses; these loans are managed by Card and RFS, respectively, and therefore, for consistency in presentation, are included with the other consumer loan classes.

The following table summarizes the Firm’s loan balances by portfolio segment:

June 30, 2011 (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Retained	$244,224	$315,169	$125,523	$684,916	(a)
Held-for-sale	2,592	221	—	2,813
At fair value	2,007	—	—	2,007
Total	$248,823	$315,390	$125,523	$689,736

December 31, 2010 (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Retained	$222,510	$327,464	$135,524	$685,498	(a)
Held-for-sale	3,147	154	2,152	5,453
At fair value	1,976	—	—	1,976
Total	$227,633	$327,618	$137,676	$692,927

(a)
Loans (other than PCI loans and those for which the fair value option has been selected) are presented net of unearned income, unamortized discounts and premiums and net deferred loan costs of $2.4 billion and $1.9 billion at June 30, 2011, and December 31, 2010, respectively.

The following tables provide information about the carrying value of retained loans purchased, retained loans sold and retained loans reclassified to held-for-sale during the periods indicated. These tables exclude loans recorded at fair value. On an on-going basis, the Firm manages its exposure to credit risk. Selling loans is one way that the Firm reduces its credit exposures.

Three months ended June 30, 2011, (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Purchases	$218	$1,668	$—	$1,886
Sales	805	401	—	1,206
Retained loans reclassified to held-for-sale	123	—	—	123

Six months ended June 30, 2011, (in millions)	Wholesale	Consumer, excluding credit card	Credit card	Total
Purchases	$341	$3,660	$—	$4,001
Sales	1,682	658	—	2,340
Retained loans reclassified to held-for-sale	300	—	1,912	2,212

The following table provides information about gains/(losses) on loan sales by portfolio segment.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)
Wholesale	$80	$51	$141	$130
Consumer, excluding credit card	28	98	53	128
Credit card	(4)	—	(24)	—
Total net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)(a)	$104	$149	$170	$258

(a)	Excludes sales related to loans accounted for at fair value
Wholesale loan portfolio
Wholesale loans include loans made to a variety of customers from large corporate and institutional clients to certain high-net worth individuals. The primary credit quality indicator for wholesale loans is the risk rating assigned each loan. For further information on the risk ratings, see Notes 14 and 15 on pages 220–243 of JPMorgan Chase’s 2010 Annual Report.
The table below provides information by class of receivable for the retained loans in the Wholesale portfolio segment.

	Commercial and industrial		Real estate
(in millions, except ratios)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Loans by risk ratings
Investment grade	$36,752	$31,697	$29,425	$28,504
Noninvestment grade:
Noncriticized	33,205	30,874	16,725	16,425
Criticized performing	2,389	2,371	4,805	5,769
Criticized nonaccrual	1,207	1,634	1,437	2,937
Total noninvestment grade	36,801	34,879	22,967	25,131
Total retained loans	$73,553	$66,576	$52,392	$53,635
% of total criticized to total retained loans	4.89%	6.02%	11.91%	16.23%
% of nonaccrual loans to total retained loans	1.64	2.45	2.74	5.48
Loans by geographic distribution(a)
Total non-U.S.	$22,025	$17,731	$1,625	$1,963
Total U.S.	51,528	48,845	50,767	51,672
Total retained loans	$73,553	$66,576	$52,392	$53,635

Loan delinquency(b)
Current and less than 30 days past due and still accruing	$72,203	$64,501	$50,752	$50,299
30-89 days past due and still accruing	140	434	155	290
90 or more days past due and still accruing(c)	3	7	48	109
Criticized nonaccrual	1,207	1,634	1,437	2,937
Total retained loans	$73,553	$66,576	$52,392	$53,635

(a)	U.S. and non-U.S. distribution is determined based predominantly on the domicile of the borrower.

(b)
For wholesale loans, the past due status of a loan is generally not a significant indicator of credit quality due to the ongoing review and monitoring of an obligor’s ability to meet contractual obligations. For a discussion of more significant factors, see Note 14 on page 223 of JPMorgan Chase’s 2010 Annual Report.

(c)	Represents loans that are 90 days or more past due as to principal and/or interest, but that are still accruing interest; these loans are considered well-collateralized.

(d)	Other primarily includes loans to special purpose entities and loans to private banking clients. See Note 1 on pages 164–165 of the Firm’s 2010 Annual Report for additional information on SPEs.
The following table presents additional information on the real estate class of loans within the wholesale portfolio segment for the periods indicated. For further information on real estate loans, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.

	Multi-family		Commercial lessors
(in millions, except ratios)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Real estate retained loans	$31,226	$30,604	$14,161	$15,796
Criticized exposure	3,236	3,798	1,902	3,593
% of criticized exposure to total real estate retained loans	10.36%	12.41%	13.43%	22.75%
Criticized nonaccrual	$764	$1,016	$348	$1,549
% of criticized nonaccrual to total real estate retained loans	2.45%	3.32%	2.46%	9.81%

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Financial institutions		Government agencies		Other(d)		Total retained loans
June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

$26,848	$22,525	$6,797	$6,871	$66,691	$56,450	$166,513	$146,047

9,317	8,480	360	382	6,694	6,012	66,301	62,173
198	317	4	3	652	320	8,048	8,780
65	136	23	22	630	781	3,362	5,510
9,580	8,933	387	407	7,976	7,113	77,711	76,463
$36,428	$31,458	$7,184	$7,278	$74,667	$63,563	$244,224	$222,510
0.72%	1.44%	0.38%	0.34%	1.72%	1.73%	4.67%	6.42%
0.18	0.43	0.32	0.30	0.84	1.23	1.38	2.48

$25,893	$19,756	$1,175	$870	$31,351	$25,831	$82,069	$66,151
10,535	11,702	6,009	6,408	43,316	37,732	162,155	156,359
$36,428	$31,458	$7,184	$7,278	$74,667	$63,563	$244,224	$222,510

$36,261	$31,289	$7,158	$7,222	$73,419	$61,837	$239,793	$215,148
100	31	3	34	599	704	997	1,493
2	2	—	—	19	241	72	359
65	136	23	22	630	781	3,362	5,510
$36,428	$31,458	$7,184	$7,278	$74,667	$63,563	$244,224	$222,510

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Commercial construction and development		Other		Total real estate loans
June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
$3,078	$3,395	$3,927	$3,840	$52,392	$53,635
445	619	659	696	6,242	8,706
14.46%	18.23%	16.78%	18.13%	11.91%	16.23%
$127	$174	$198	$198	$1,437	$2,937
4.13%	5.13%	5.04%	5.16%	2.74%	5.48%

Wholesale impaired loans and loan modifications
Wholesale impaired loans include loans that have been placed on nonaccrual status and/or that have been modified in a TDR. All impaired loans are evaluated for an asset-specific allowance as described in Note 14 on pages 149–150 of this Form 10-Q.
The table below set forth information about the Firm’s wholesale impaired loans.

	Commercial and industrial		Real estate		Financial institutions		Government agencies		Other		Total retained loans
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010
Impaired loans
With an allowance	$1,143	$1,512	$1,077	$2,510	$44	$127	$23	$22	$565	$697	$2,852	$4,868
Without an allowance(a)	119	157	323	445	21	8	—	—	65	8	528	618
Total impaired loans	$1,262	$1,669	$1,400	$2,955	$65	$135	$23	$22	$630	$705	$3,380	$5,486
Allowance for loan losses related to impaired loans(b)	$331	$435	$251	$825	$14	$61	$14	$14	$139	$239	$749	$1,574
Unpaid principal balance of impaired loans(c)	1,979	2,453	1,384	3,487	132	244	23	30	1,396	1,046	4,914	7,260

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged-off and/or there have been interest payments received and applied to the loan balance.

(b)	The allowance for impaired loans is included in JPMorgan Chase’s asset-specific allowance for loan losses.

(c)
Represents the contractual amount of principal owed at June 30, 2011, and December 31, 2010 The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the carrying value; net deferred loan fees or costs; and unamortized discount or premiums on purchased loans.

The following table presents the Firm’s average impaired loans for the periods indicated.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Commercial and industrial	$1,426	$1,574	$1,486	$1,739
Real estate	2,101	3,399	2,421	3,220
Financial institutions	67	270	81	391
Government agencies	23	4	22	4
Other	635	872	635	934
Total(a)	$4,252	$6,119	$4,645	$6,288

(a)	The related interest income on accruing impaired loans and interest income recognized on a cash basis were not material for the three and six months ended June 30, 2011 and 2010.
The following table provides information about the Firm’s wholesale loans modified in troubled debt restructurings (“TDRs”). These TDR loans are included as impaired loans in the above tables.

	Commercial and industrial		Real estate		Financial institutions		Government agencies		Other		Total retained loans
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010
Loans modified in troubled debt restructurings(a)	$683	$212	$289	$907	$—	$1	$22	$22	$6	$1	$1,000	$1,143
TDRs on nonaccrual status	628	163	273	831	—	1	22	22	6	1	929	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	186	1	—	—	—	—	—	—	—	—	186	1

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.
Consumer, excluding credit card loan portfolio
Consumer loans, excluding credit card loans, consist primarily of residential mortgages, home equity loans and lines of credit, auto loans, business banking loans, and student and other loans, with a primary focus on serving the prime consumer credit market. The portfolio also includes home equity loans secured by junior liens and mortgage loans with interest-only payment options to predominantly prime borrowers, as well as certain payment-option loans originated by Washington Mutual that may result in negative amortization.
Consumer loans, other than PCI loans and the risk-rated loans within the business banking and auto portfolios, are generally charged off to the allowance for loan losses upon reaching specified stages of delinquency, in accordance with the Federal Financial Institutions Examination Council (“FFIEC”) policy.
The table below provides information about consumer retained loans by class, excluding the credit card loan portfolio segment.

(in millions)	June 30, 2011	December 31, 2010
Residential real estate – excluding PCI
Home equity:
Senior lien(a)	$22,969	$24,376
Junior lien(b)	59,782	64,009
Mortgages:
Prime, including option ARMs	74,276	74,539
Subprime	10,441	11,287
Other consumer loans
Auto	46,796	48,367
Business banking	17,141	16,812
Student and other	14,770	15,311
Residential real estate – PCI
Home equity	23,535	24,459
Prime mortgage	16,200	17,322
Subprime mortgage	5,187	5,398
Option ARMs	24,072	25,584
Total retained loans	$315,169	$327,464

(a)	Represents loans where JPMorgan Chase holds the first security interest on the property.

(b)	Represents loans where JPMorgan Chase holds a security interest that is subordinate in rank to other liens.
Delinquency rates are a primary credit quality indicator for consumer loans, excluding credit card. Other indicators that are taken into consideration for consumer loans, excluding credit card, include:

•
For residential real estate loans, including both non-PCI and PCI portfolios: The current estimated loan-to-value (“LTV”) ratio, or the combined LTV ratio in the case of loans with a junior lien, the geographic distribution of the loan collateral, and the borrowers’ current or “refreshed” FICO score.

•	For scored auto and business banking loans and student loans: Geographic distribution of the loans.

•	For risk-rated business banking and auto loans: Risk rating of the loan, geographic considerations relevant to the loan and whether the loan is considered to be criticized and/or nonaccrual.
For further information on consumer credit quality indicators, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
Residential real estate – excluding PCI loans
The following tables provide information by class for residential real estate – excluding PCI retained loans in the consumer, excluding credit card, portfolio segment. The following factors should be considered in analyzing certain credit statistics applicable to the Firm’s residential real estate – excluding PCI loans portfolio: (i) junior lien home equity loans may be fully charged off when the loan becomes 180 days past due, the borrower is either unable or unwilling to repay the loan, and the value of the collateral does not support the repayment of the loan, resulting in relatively high charge-off rates for this product class; and (ii) the lengthening of loss-mitigation timelines may result in higher delinquency rates for loans carried at estimated collateral value that remain on the Firm’s Consolidated Balance Sheets.

Residential real estate – excluding PCI loans
	Home equity
	Senior lien		Junior lien
(in millions, except ratios)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Loan delinquency(a)
Current and less than 30 days past due	$22,252	$23,615	$58,345	$62,315
30–149 days past due	361	414	1,215	1,508
150 or more days past due	356	347	222	186
Total retained loans	$22,969	$24,376	$59,782	$64,009
% of 30+ days past due to total retained loans	3.12%	3.12%	2.40%	2.65%
90 or more days past due and still accruing	$—	$—	$—	$—
90 or more days past due and government guaranteed(b)	—	—	—	—
Nonaccrual loans	481	479	827	784
Current estimated LTV ratios(c)(d)(e)(f)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$350	$363	$6,699	$6,928
Less than 660	176	196	2,251	2,495
101% to 125% and refreshed FICO scores:
Equal to or greater than 660	690	619	9,389	9,403
Less than 660	268	249	2,745	2,873
80% to 100% and refreshed FICO scores:
Equal to or greater than 660	1,955	1,900	12,423	13,333
Less than 660	653	657	2,832	3,155
Less than 80% and refreshed FICO scores:
Equal to or greater than 660	16,199	17,474	20,459	22,527
Less than 660	2,678	2,918	2,984	3,295
U.S. government-guaranteed	—	—	—	—
Total retained loans	$22,969	$24,376	$59,782	$64,009
Geographic region
California	$3,201	$3,348	$13,699	$14,656
New York	3,162	3,272	11,658	12,278
Texas	3,290	3,594	2,036	2,239
Florida	1,033	1,088	3,215	3,470
Illinois	1,553	1,635	3,987	4,248
Ohio	1,871	2,010	1,438	1,568
New Jersey	708	732	3,397	3,617
Michigan	1,101	1,176	1,501	1,618
Arizona	1,393	1,481	2,738	2,979
Washington	737	776	2,017	2,142
All other(g)	4,920	5,264	14,096	15,194
Total retained loans	$22,969	$24,376	$59,782	$64,009
(a) Individual delinquency classifications included mortgage loans insured by U.S. government agencies as follows: current and less than 30 days past due includes $3.0 billion and $2.5 billion; 30–149 days past due includes $1.9 billion and $2.5 billion; and 150 or more days past due includes $8.2 billion and $7.9 billion at June 30, 2011 and December 31, 2010, respectively.

(b)
These balances, which are 90 days or more past due but insured by U.S. government agencies, are excluded from nonaccrual loans. In predominately all cases, 100% of the principal balance of the loans is insured and interest is guaranteed at a specified reimbursement rate subject to meeting agreed servicing guidelines. These amounts are excluded from nonaccrual loans because reimbursement of insured and guaranteed amounts is proceeding normally and is expected to occur. At June 30, 2011, and December 31, 2010, these balances included $5.7 billion and $2.8 billion, respectively, of loans that are no longer accruing interest because interest has been curtailed by the U.S. government agencies although, in predominantly all cases, 100% of the principal is still insured. For the remaining balance, interest is being accrued at the guaranteed reimbursement rate.

(c)
Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates.

(d)	Junior lien represents combined LTV, which considers all available lien positions related to the property. All other products are presented without consideration of subordinate liens on the property.

(e)	Refreshed FICO scores represent each borrower’s most recent credit score, which is obtained by the Firm at least on a quarterly basis.

(f)	For senior lien home equity loans, prior-period amounts have been restated to the current-period presentation.

(g)	At June 30, 2011, and December 31, 2010, included mortgage loans insured by U.S. government agencies of $13.1 billion and $12.9 billion, respectively.

(h)
At June 30, 2011, and December 31, 2010, excluded mortgage loans insured by U.S. government agencies of $10.1 billion and $10.3 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

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Mortgages
Prime, including option ARMs				Subprime		Total residential real estate – excluding PCI
June 30, 2011		December 31, 2010		June 30, 2011	December 31, 2010	June 30, 2011		December 31, 2010

$59,841		$59,223		$8,015	$8,477	$148,453		$153,630
3,130		4,052		896	1,184	5,602		7,158
11,305		11,264		1,530	1,626	13,413		13,423
$74,276		$74,539		$10,441	$11,287	$167,468		$174,211
5.90%	(h)	6.68%	(h)	23.24%	24.90%	5.35%	(h)	5.88%	(h)
$—		$—		$—	$—	$—		$—
9,129		9,417		—	—	9,129		9,417
4,024		4,320		2,058	2,210	7,390		7,793

$3,005		$3,039		$360	$338	$10,414		$10,668
1,477		1,595		1,120	1,153	5,024		5,439

4,683		4,733		528	506	15,290		15,261
1,793		1,775		1,446	1,486	6,252		6,383

10,251		10,720		881	925	25,510		26,878
2,674		2,786		1,761	1,955	7,920		8,553

32,669		32,385		1,989	2,252	71,316		74,638
4,625		4,557		2,356	2,672	12,643		13,442
13,099		12,949		—	—	13,099		12,949
$74,276		$74,539		$10,441	$11,287	$167,468		$174,211

$18,580		$19,278		$1,601	$1,730	$37,081		$39,012
9,817		9,587		1,288	1,381	25,925		26,518
2,731		2,569		323	345	8,380		8,747
4,688		4,840		1,309	1,422	10,245		10,820
3,892		3,765		424	468	9,856		10,116
452		462		254	275	4,015		4,315
2,016		2,026		491	534	6,612		6,909
943		963		266	294	3,811		4,051
1,248		1,320		221	244	5,600		6,024
1,979		2,056		230	247	4,963		5,221
27,930		27,673		4,034	4,347	50,980		52,478
$74,276		$74,539		$10,441	$11,287	$167,468		$174,211

Residential real estate impaired loans and loan modifications – excluding PCI loans
The Firm is participating in the U.S. Treasury’s Making Home Affordable (“MHA”) programs and is continuing to expand its other loss-mitigation efforts for financially distressed borrowers who do not qualify for the MHA programs. For further information, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
The tables below set forth information about the Firm’s residential real estate impaired loans, excluding PCI. These loans are considered to be impaired as they have been modified in a TDR. All impaired loans are evaluated for an asset-specific allowance as described in Note 14 on pages 149–150 of this Form 10-Q.

	Home equity				Mortgages
	Senior lien		Junior lien		Prime, including option ARMs		Subprime		Total residential real estate – excluding PCI
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010
Impaired loans(a)(b)
With an allowance	$244	$211	$489	$258	$2,812	$1,525	$2,666	$2,563	$6,211	$4,557
Without an allowance(c)	17	15	28	25	578	559	177	188	800	787
Total impaired loans(d)	$261	$226	$517	$283	$3,390	$2,084	$2,843	$2,751	$7,011	$5,344
Allowance for loan losses related to impaired loans	$82	$77	$148	$82	$78	$97	$512	$555	$820	$811
Unpaid principal balance of impaired loans(e)	320	265	715	402	4,308	2,751	4,079	3,777	9,422	7,195
Impaired loans on nonaccrual status	53	38	232	63	698	534	695	632	1,678	1,267

(a)	Represents loans modified in a TDR. These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	There were no additional commitments to lend to borrowers whose loans have been modified in TDRs as of June 30, 2011, and December 31, 2010.

(c)
When discounted cash flows or collateral value equals or exceeds the recorded investment in the loan, the loan does not require an allowance.     This result typically occurs when an impaired loan has been partially charged off.

(d)
At June 30, 2011, and December 31, 2010, $3.5 billion and $3.0 billion, respectively, of loans modified subsequent to repurchase from Ginnie Mae in accordance with the standards of the appropriate government agency (i.e., Federal Housing Administration (“FHA”), U.S. Department of Veterans Affairs (“VA”), Rural Housing Administration (“RHA”)) were excluded from loans accounted for as TDRs. When such loans perform subsequent to modification in accordance with Ginnie Mae guidelines, they are generally sold back into Ginnie Mae loan pools. Modified loans that do not re-perform become subject to foreclosure.

(e)
Represents the contractual amount of principal owed at June 30, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

The following table presents average impaired loans and the related interest income reported by the Firm.

Three months ended June 30,	Average impaired loans		Interest income on impaired loans(a)		Interest income on impaired loans on a cash basis(a)
(in millions)	2011	2010	2011	2010	2011	2010
Home equity
Senior lien	$245	$221	$2	$3	$1	$1
Junior lien	469	255	4	5	1	1
Mortgages
Prime, including option ARMs	3,216	1,365	33	12	3	4
Subprime	2,787	2,475	37	29	3	6
Total residential real estate – excluding PCI	$6,717	$4,316	$76	$49	$8	$12

Six months ended June 30,	Average impaired loans		Interest income on impaired loans(a)		Interest income on impaired loans on a cash basis(a)
(in millions)	2011	2010	2011	2010	2011	2010
Home equity
Senior lien	$238	$193	$5	$5	$1	$1
Junior lien	411	262	8	8	1	1
Mortgages
Prime, including option ARMs	2,848	1,171	59	29	6	5
Subprime	2,769	2,340	71	56	6	10
Total residential real estate – excluding PCI	$6,266	$3,966	$143	$98	$14	$17
(a) Generally, interest income on loans modified in a TDR is recognized on a cash basis until such time as the borrower has made a minimum of six payments under the new terms. As of June 30, 2011 and 2010, loans of $938 million and $1.0 billion, respectively, were TDRs for which the borrowers had not yet made six payments under their modified terms.
Other consumer loans
The tables below provide information for other consumer retained loan classes, including auto, business banking and student loans.

	Auto		Business banking		Student and other				Total other consumer
(in millions, except ratios)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011		Dec 31, 2010		Jun 30, 2011		Dec 31, 2010
Loan delinquency(a)
Current and less than 30 days past due	$46,339	$47,778	$16,658	$16,240	$13,554		$13,998		$76,551		$78,016
30–119 days past due	450	579	299	351	742		795		1,491		1,725
120 or more days past due	7	10	184	221	474		518		665		749
Total retained loans	$46,796	$48,367	$17,141	$16,812	$14,770		$15,311		$78,707		$80,490
% of 30+ days past due to total retained loans	0.98%	1.22%	2.82%	3.40%	1.68%	(d)	1.61%	(d)	1.51%	(d)	1.75%	(d)
90 or more days past due and still accruing (b)	$—	$—	$—	$—	$558		$625		$558		$625
Nonaccrual loans	111	141	770	832	79		67		960		1,040
Geographic region
California	$4,260	$4,307	$1,114	$851	$1,286		$1,330		$6,660		$6,488
New York	3,616	3,875	2,865	2,877	1,267		1,305		7,748		8,057
Texas	4,423	4,505	2,612	2,550	1,219		1,273		8,254		8,328
Florida	1,833	1,923	248	220	696		722		2,777		2,865
Illinois	2,413	2,608	1,331	1,320	915		940		4,659		4,868
Ohio	2,738	2,961	1,602	1,647	970		1,010		5,310		5,618
New Jersey	1,804	1,842	233	422	488		502		2,525		2,766
Michigan	2,308	2,434	1,387	1,401	699		729		4,394		4,564
Arizona	1,526	1,499	1,190	1,218	366		387		3,082		3,104
Washington	731	716	142	115	270		279		1,143		1,110
All other	21,144	21,697	4,417	4,191	6,594		6,834		32,155		32,722
Total retained loans	$46,796	$48,367	$17,141	$16,812	$14,770		$15,311		$78,707		$80,490
Loans by risk ratings(c)
Noncriticized	$5,702	$5,803	$11,114	$10,351	NA		NA		$16,816		$16,154
Criticized performing	191	265	827	982	NA		NA		1,018		1,247
Criticized nonaccrual	1	12	557	574	NA		NA		558		586

(a)
Loans insured by U.S. government agencies under the Federal Family Education Loan Program (“FFELP”) are included in the delinquency classifications presented based on their payment status. Prior-period amounts have been revised to conform to the current-period presentation.

(b)	These amounts represent student loans, which are insured by U.S. government agencies under the FFELP. These amounts were accruing as reimbursement of insured amounts is proceeding normally.

(c)	For risk-rated business banking and auto loans, the primary credit quality indicator is the risk rating of the loan, including whether the loans are considered to be criticized and/or nonaccrual.

(d)
June 30, 2011, and December 31, 2010, excluded loans 30 days or more past due and still accruing, which are insured by U.S. government agencies under the FFELP, of $968 million and $1.1 billion, respectively. These amounts were excluded as reimbursement of insured amounts is proceeding normally.

Other consumer impaired loans
The tables below set forth information about the Firm’s other consumer impaired loans, including risk-rated business banking and auto loans that have been placed on nonaccrual status, and any loan that has been modified in a TDR.

	Auto		Business banking		Total other consumer(c)
(in millions)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Impaired loans
With an allowance	$88	$102	$758	$774	$846	$876
Without an allowance(a)	1	—	—	—	1	—
Total impaired loans	$89	$102	$758	$774	$847	$876
Allowance for loan losses related to impaired loans	$12	$16	$217	$248	$229	$264
Unpaid principal balance of impaired loans(b)	122	132	872	899	994	1,031
Impaired loans on nonaccrual status	39	50	598	647	637	697

(a)
When discounted cash flows, collateral value or market price equals or exceeds the recorded investment in the loan, then the loan does not require an allowance. This typically occurs when the impaired loans have been partially charged off and/or there have been interest payments received and applied to the loan balance.

(b)
Represents the contractual amount of principal owed at June 30, 2011, and December 31, 2010. The unpaid principal balance differs from the impaired loan balances due to various factors, including charge-offs; interest payments received and applied to the principal balance; net deferred loan fees or costs; and unamortized discounts or premiums on purchased loans.

(c)	There were no impaired student and other loans at June 30, 2011, and December 31, 2010.

The following table presents average impaired loans.

	Average impaired loans(b)
	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Auto	$92	$130	$95	$128
Business banking	764	646	768	578
Total other consumer(a)	$856	$776	$863	$706
(a) There were no student and other loans modified in TDRs at June 30, 2011 and 2010.
(b) The related interest income on impaired loans, including those on cash basis, was not material for the three and six months ended June 30, 2011 and 2010.
The following table provides information about the Firm’s other consumer loans modified in TDRs. These TDR loans are included as impaired loans in the tables above.

	Auto		Business banking		Total other consumer(c)
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Loans modified in troubled debt restructurings(a)(b)	$88	$91	$429	$395	$517	$486
TDRs on nonaccrual status	38	39	269	268	307	307

(a)	These modifications generally provided interest rate concessions to the borrower or deferral of principal repayments.

(b)	Additional commitments to lend to borrowers whose loans have been modified in TDRs as of June 30, 2011, and December 31, 2010 were immaterial.

(c)	There were no student and other loans modified in TDRs at June 30, 2011, and December 31, 2010.

Purchased credit-impaired (“PCI”) loans
For a detailed discussion of PCI loans, including the related accounting policies, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
Residential real estate – PCI loans
The table below sets forth information about the Firm’s consumer, excluding credit card PCI loans.

	Home equity		Prime mortgage		Subprime mortgage		Option ARMs		Total PCI
(in millions, except ratios)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Carrying value(a)	$23,535	$24,459	$16,200	$17,322	$5,187	$5,398	$24,072	$25,584	$68,994	$72,763
Related allowance for loan losses(b)	1,583	1,583	1,766	1,766	98	98	1,494	1,494	4,941	4,941
Loan delinquency (based on unpaid principal balance)
Current and less than 30 days past due	$24,223	$25,783	$12,396	$13,035	$4,364	$4,312	$18,208	$18,672	$59,191	$61,802
30–149 days past due	1,114	1,348	1,129	1,468	793	1,020	1,636	2,215	4,672	6,051
150 or more days past due	1,274	1,181	3,948	4,425	2,520	2,710	8,601	9,904	16,343	18,220
Total loans	$26,611	$28,312	$17,473	$18,928	$7,677	$8,042	$28,445	$30,791	$80,206	$86,073
% of 30+ days past due to total loans	8.97%	8.93%	29.06%	31.13%	43.15%	46.38%	35.99%	39.36%	26.20%	28.20%
Current estimated LTV ratios (based on unpaid principal balance)(c)(d)(e)
Greater than 125% and refreshed FICO scores:
Equal to or greater than 660	$6,066	$6,289	$2,168	$2,400	$450	$432	$2,377	$2,681	$11,061	$11,802
Less than 660	3,635	4,043	2,604	2,744	2,072	2,129	5,595	6,330	13,906	15,246
101% to 125% and refreshed FICO scores:
Equal to or greater than 660	5,733	6,053	3,466	3,815	424	424	4,016	4,292	13,639	14,584
Less than 660	2,546	2,696	2,814	3,011	1,661	1,663	4,695	5,005	11,716	12,375
80% to 100% and refreshed FICO scores:
Equal to or greater than 660	3,704	3,995	1,870	1,970	341	374	3,849	4,152	9,764	10,491
Less than 660	1,383	1,482	1,690	1,857	1,365	1,477	3,418	3,551	7,856	8,367
Lower than 80% and refreshed FICO scores:
Equal to or greater than 660	2,503	2,641	1,306	1,443	178	186	2,163	2,281	6,150	6,551
Less than 660	1,041	1,113	1,555	1,688	1,186	1,357	2,332	2,499	6,114	6,657
Total unpaid principal balance	$26,611	$28,312	$17,473	$18,928	$7,677	$8,042	$28,445	$30,791	$80,206	$86,073
Geographic region (based on unpaid principal balance)
California	$16,002	$17,012	$9,981	$10,891	$1,824	$1,971	$14,811	$16,130	$42,618	$46,004
New York	1,245	1,316	1,064	1,111	721	736	1,623	1,703	4,653	4,866
Texas	487	525	176	194	420	435	147	155	1,230	1,309
Florida	2,449	2,595	1,407	1,519	880	906	3,581	3,916	8,317	8,936
Illinois	591	627	535	562	427	438	741	760	2,294	2,387
Ohio	34	38	86	91	119	122	119	131	358	382
New Jersey	506	540	467	486	308	316	1,020	1,064	2,301	2,406
Michigan	88	95	255	279	199	214	297	345	839	933
Arizona	504	539	299	359	145	165	441	528	1,389	1,591
Washington	1,445	1,535	422	451	174	178	704	745	2,745	2,909
All other	3,260	3,490	2,781	2,985	2,460	2,561	4,961	5,314	13,462	14,350
Total unpaid principal balance	$26,611	$28,312	$17,473	$18,928	$7,677	$8,042	$28,445	$30,791	$80,206	$86,073

(a)	Carrying value includes the effect of fair value adjustments that were applied to the consumer PCI portfolio at the date of acquisition.

(b)
Management concluded as part of the Firm’s regular assessment of the PCI loan pools that it was probable that higher expected principal credit losses would result in a decrease in expected cash flows. As a result, an allowance for loan losses for impairment of these pools has been recognized.

(c)
Represents the aggregate unpaid principal balance of loans divided by the estimated current property value. Current property values are estimated, at a minimum, quarterly, based on home valuation models utilizing nationally recognized home price index valuation estimates incorporating actual data to the extent available and forecasted data where actual data is not available. These property values do not represent actual appraised loan level collateral values; as such, the resulting ratios are necessarily imprecise and should be viewed as estimates. Current estimated combined LTV for junior lien home equity loans considers all available lien positions related to the property.

(d)	Refreshed FICO scores represent each borrower’s most recent credit score obtained by the Firm. The Firm obtains refreshed FICO scores at least quarterly.

(e)	For home equity loans, prior-period amounts have been restated to conform to the current-period presentation.

The table below sets forth the accretable yield activity for the Firm’s PCI consumer loans for the six months ended June 30, 2011 and 2010, and represents the Firm’s estimate of gross interest income expected to be earned over the remaining life of the PCI loan portfolios. This table excludes the cost to fund the PCI portfolios, and therefore does not represent net interest income expected to be earned on these portfolios.

	Total PCI
	Three months ended June 30,		Six months ended June 30,
(in millions, except ratios)	2011	2010	2011	2010
Beginning balance	$18,816	$20,571	$19,097	$25,544
Accretion into interest income	(706)	(787)	(1,410)	(1,673)
Changes in interest rates on variable-rate loans	(181)	(333)	(213)	(727)
Other changes in expected cash flows(a)	154	170	609	(3,523)
Balance at June 30	$18,083	$19,621	$18,083	$19,621
Accretable yield percentage	4.36%	4.20%	4.32%	4.39%

(a)
Other changes in expected cash flows may vary from period to period as the Firm continues to refine its cash flow model and periodically updates model assumptions. For the six months ended June 30, 2011, other changes in expected cash flows were principally driven by changes in prepayment assumptions. For the six months ended June 30, 2010, other changes in expected cash flows were principally driven by changes in prepayment assumptions, as well as reclassification to the nonaccretable difference. Changes to prepayment assumptions change the expected remaining life of the portfolio, which drives changes in expected future interest cash collections. Such changes do not have a significant impact on the accretable yield percentage.

The factors that most significantly affect estimates of gross cash flows expected to be collected, and accordingly the accretable yield balance, include: (i) changes in the benchmark interest rate indices for variable-rate products such as option ARM and home equity loans; and (ii) changes in prepayment assumptions.
Since the date of acquisition, the decrease in the accretable yield percentage has been primarily related to a decrease in interest rates on variable-rate loans and, to a lesser extent, extended loan liquidation periods. Certain events, such as extended loan liquidation periods, affect the timing of expected cash flows but not the amount of cash expected to be received (i.e., the accretable yield balance). Extended loan liquidation periods reduce the accretable yield percentage because the same accretable yield balance is recognized against a higher-than-expected loan balance over a longer-than-expected period of time
Credit card loan portfolio
The credit card portfolio segment includes credit card loans originated and purchased by the Firm, including those acquired in the Washington Mutual transaction. Delinquency rates are the primary credit quality indicator for credit card loans. In addition to delinquency rates, the geographic distribution of the loans provides insight as to the credit quality of the portfolio based on the regional economy.
The borrower’s credit score is another general indicator of credit quality. Because the credit score tends to be a lagging indicator of credit quality, the Firm does not use credit scores as a primary indicator of credit quality. For more information on credit quality indicators, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report. The Firm generally originates new card accounts to prime consumer borrowers. However, certain cardholders’ refreshed FICO scores may change over time, depending on the performance of the cardholder and changes in credit score technology.
The table below sets forth information about the Firm’s Credit Card loans.

	Chase, excluding Washington Mutual portfolio(c)		Washington Mutual portfolio(c)		Total credit card
(in millions, except ratios)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Loan delinquency(a)
Current and less than 30 days past due and still accruing	$110,676	$117,248	$11,107	$12,670	$121,783	$129,918
30 - 89 days past due and still accruing	1,487	2,092	301	459	1,788	2,551
90 or more days past due and still accruing	1,601	2,449	349	604	1,950	3,053
Nonaccrual loans	2	2	—	—	2	2
Total retained loans	$113,766	$121,791	$11,757	$13,733	$125,523	$135,524
Loan delinquency ratios
% of 30 plus days past due to total retained loans	2.71%	3.73%	5.53%	7.74%	2.98%	4.14%
% of 90 plus days past due to total retained loans	1.41	2.01	2.97	4.40	1.55	2.25
Credit card loans by geographic region
California	$14,421	$15,454	$2,256	$2,650	$16,677	$18,104
New York	9,000	9,540	885	1,032	9,885	10,572
Texas	8,812	9,217	868	1,006	9,680	10,223
Florida	6,192	6,724	987	1,165	7,179	7,889
Illinois	6,648	7,077	466	542	7,114	7,619
New Jersey	4,743	5,070	422	494	5,165	5,564
Ohio	4,622	5,035	343	401	4,965	5,436
Pennsylvania	4,123	4,521	364	424	4,487	4,945
Michigan	3,595	3,956	233	273	3,828	4,229
Virginia	2,841	3,020	254	295	3,095	3,315
Georgia	2,596	2,834	339	398	2,935	3,232
Washington	1,959	2,053	380	438	2,339	2,491
All other	44,214	47,290	3,960	4,615	48,174	51,905
Total retained loans	$113,766	$121,791	$11,757	$13,733	$125,523	$135,524
Percentage of portfolio based on carrying value with estimated refreshed FICO scores(b)
Equal to or greater than 660	82.7%	80.6%	60.4%	56.4%	80.4%	77.9%
Less than 660	17.3	19.4	39.6	43.6	19.6	22.1

(a)
The Firm’s policy is generally to exempt credit card loans from being placed on nonaccrual status as permitted by regulatory guidance. Under guidance issued by the Federal Financial Institutions Examination Council (“FFIEC"), credit card loans are charged off by the end of the month in which the account becomes 180 days past due or within 60 days from receiving notification about a specified event (e.g., bankruptcy of the borrower), whichever is earlier.

(b)
Refreshed FICO scores are estimated based on a statistically significant random sample of credit card accounts in the credit card portfolio for the period shown. The Firm obtains refreshed FICO scores at least quarterly.

(c)	Includes billed finance charges and fees net of an allowance for uncollectible amounts.
Credit card impaired loans
For a detailed discussion of impaired credit card loans, including credit card loan modifications, see Note 14 on pages 220–238 of JPMorgan Chase’s 2010 Annual Report.
The tables below set forth information about the Firm’s impaired credit card loans. All of these loans are considered to be impaired as they have been modified in TDRs. Based on historical experience, the estimated weighted-average ultimate default rate for modified credit card loans was 37.40% at June 30, 2011 and 36.45% at December 31, 2010.

	Chase, excluding Washington Mutual portfolio		Washington Mutual portfolio		Total credit card
(in millions)	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010	Jun 30, 2011	Dec 31, 2010
Impaired loans with an allowance(a)(b)
Credit card loans with modified payment terms(c)	$5,820	$6,685	$1,345	$1,570	$7,165	$8,255
Modified credit card loans that have reverted to pre-modification payment terms(d)	1,083	1,439	236	311	1,319	1,750
Total impaired loans	$6,903	$8,124	$1,581	$1,881	$8,484	$10,005
Allowance for loan losses related to impaired loans	$2,765	$3,175	$686	$894	$3,451	$4,069

(a)	The carrying value and the unpaid principal balance are the same for credit card impaired loans.

(b)	There were no impaired loans without an allowance.

(c)	Represents credit card loans outstanding to borrowers enrolled in a credit card modification program as of the date presented.

(d)
Represents credit card loans that were modified in TDRs but that have subsequently reverted back to the loans’ pre-modification payment terms. At June 30, 2011, and December 31, 2010, approximately $850 million and $1.2 billion, respectively, of loans have reverted back to the pre-modification payment terms of the loans due to noncompliance with the terms of the modified loans. A substantial portion of these loans is expected to be charged-off in accordance with the Firm’s standard charge-off policy. The remaining $469 million and $590 million at June 30, 2011, and December 31, 2010, respectively, of these loans are to borrowers who have successfully completed a short-term modification program. The Firm continues to report these loans as TDRs since the borrowers’ credit lines remain closed.

The following table presents average balances of impaired credit card loans and interest income recognized on those loans.

	Average impaired loans				Interest income on impaired loans(a)
	Three months ended June 30,		Six months ended June 30,		Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Chase, excluding Washington Mutual portfolio	$7,205	$8,965	$7,456	$8,938	$94	$121	$195	$240
Washington Mutual portfolio	1,659	2,022	1,721	1,997	27	31	56	62
Total credit card	$8,864	$10,987	$9,177	$10,935	$121	$152	$251	$302

(a)
As permitted by regulatory guidance, credit card loans are generally exempt from being placed on nonaccrual status; accordingly, interest and fees related to credit card loans continue to accrue until the loan is charged off or paid in full. However, the Firm separately establishes an allowance for the estimated uncollectible portion of billed and accrued interest and fee income on credit card loans.